Income Taxes - Components of Net Deferred Tax Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current deferred taxes, net		$ 76,315
Long-term deferred taxes, net	$ (160,802)	(211,680)
Other assets	12,203	9,157
Deferred tax assets:
Accruals and advances	26,672	27,586
Amortizable intangible assets	739,058	74,062
Performance incentives	17,596	22,308
Customer deposits	17,771	55,573
Bad debt reserve	3,607	3,081
Accrued retirement benefits	72,520	92,320
Interest rate swap		295
Satellites and other property and equipment		11,348
Disallowed interest expense carryforward	111,038	108,446
Net operating loss carryforward	2,232,359	1,343,444
Tax credits	36,656	58,643
Other	14,646	15,576
Total deferred tax assets	3,271,923	1,812,682
Deferred tax liabilities:
Satellites and other property and equipment	(172,574)	(32,811)
Amortizable intangible assets	(30,788)	(58,789)
Non-amortizable intangible assets	(116,526)	(223,878)
Tax basis differences in investments and affiliates	(218,583)	(219,049)
Other	(21,040)	(7,126)
Total deferred tax liabilities	(559,511)	(541,653)
Valuation allowance	(2,861,011)	(1,397,237)
Total net deferred tax liabilities	$ (148,599)	$ (126,208)